COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Details) - $ / shares		3 Months Ended	12 Months Ended
		Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Offsetting Assets [Line Items]
Exercise Price		$ 0.25	$ 0.30	$ 0.372
Grand Total Number of Shares Underlying Warrants		30,225,397	30,225,397	398,226
Warrant [Member]
Offsetting Assets [Line Items]
Exercise Price			$ 2.80
Grand Total Number of Shares Underlying Warrants		30,225,397	30,225,397
Exercise Price Range First [Member]
Offsetting Assets [Line Items]
Exercise Price			$ 281.25
Grand Total Number of Shares Underlying Warrants			25
Type of Financing			Other Warrants
Exercise Price Range Secound [Member]
Offsetting Assets [Line Items]
Exercise Price	[1]		$ 2.80
Grand Total Number of Shares Underlying Warrants			327,338
Type of Financing			July 2019 Public Offering
Expiration Date			July 2024
Exercise Price Range Thrid [Member]
Offsetting Assets [Line Items]
Exercise Price			$ 0.30
Grand Total Number of Shares Underlying Warrants			70,297
Type of Financing			September 2018 Public Offering
Expiration Date			September 2024
Exercise Price Range Fouth [Member]
Offsetting Assets [Line Items]
Exercise Price			$ 0.35
Grand Total Number of Shares Underlying Warrants			4,578,400,000
Type of Financing			November 2020 Public Offering
Expiration Date			November 2025
Exercise Price Range Fifth [Member]
Offsetting Assets [Line Items]
Exercise Price			$ 0.70
Grand Total Number of Shares Underlying Warrants			11,244,135,000
Type of Financing			April 2021 Registered Direct Offering (Accompanying Warrants)
Expiration Date			April 2026
Exercise Price Range Sixth [Member]
Offsetting Assets [Line Items]
Exercise Price			$ 0.70
Grand Total Number of Shares Underlying Warrants			14,005,202,000
Type of Financing			April 2021 Private Placement (Private Placement Warrants
Expiration Date			5 years after the date such warrants become exercisable, if ever
Exercise Price Range First to Sixth [Member]
Offsetting Assets [Line Items]
Grand Total Number of Shares Underlying Warrants			30,225,997
Exercise Price Range One [Member]
Offsetting Assets [Line Items]
Exercise Price		$ 281.25	$ 281.25	$ 281.25
Grand Total Number of Shares Underlying Warrants		25	25	25
Type of Financing		Other warrants	Other warrants	Other Warrants
Exercise Price Range Two [Member]
Offsetting Assets [Line Items]
Exercise Price		$ 0.25	$ 0.25
Grand Total Number of Shares Underlying Warrants		70,297,000	70,297,000	327,338
Type of Financing		September 2018 Public Offering	September 2018 Public Offering	July 2019 Public Offering
Expiration Date		July 2024	July 2024	July 2024
Exercise Price Range Three [Member]
Offsetting Assets [Line Items]
Exercise Price		$ 2.80	$ 2.80	$ 0.372
Grand Total Number of Shares Underlying Warrants		327,338	327,338	70,863
Type of Financing		July 2019 Public Offering	July 2019 Public Offering	September 2018 Public Offering
Expiration Date		September 2024	September 2024	September 2024
Exercise Price Range Four [Member]
Offsetting Assets [Line Items]
Exercise Price		$ 0.35	$ 0.35
Grand Total Number of Shares Underlying Warrants		4,578,400	4,578,400
Type of Financing		November 2020 Public Offering	November 2020 Public Offering
Expiration Date		November 2025	November 2025
Exercise Price Range Five [Member]
Offsetting Assets [Line Items]
Exercise Price		$ 0.70	$ 0.70
Grand Total Number of Shares Underlying Warrants		11,244,135	11,244,135
Type of Financing		April 2021 Registered Direct Offering (Accompanying Warrants)	April 2021 Registered Direct Offering (Accompanying Warrants)
Expiration Date		April 2026	April 2026
Exercise Price Range Six [Member]
Offsetting Assets [Line Items]
Exercise Price		$ 0.70	$ 0.70
Grand Total Number of Shares Underlying Warrants		14,005,202,000	14,005,202,000
Type of Financing		April 2021 Private Placement (Private Placement Warrants)	April 2021 Private Placement (Private Placement Warrants)
Expiration Date		5 years after the date such warrants become exercisable, if ever	5 years after the date such warrants become exercisable, if ever

[1]	During the year ended October 31, 2021, the cashless exercise provision of these warrants expired and the exercise price adjusted to $2.80.